Condensed Interim Consolidated Statements of Operations and Comprehensive Loss (Unaudited) - USD ($)		3 Months Ended
		Jan. 31, 2026	Jan. 31, 2025
Operating expenses
General and administrative		$ 3,019,421	$ 1,034,736
Research and development, net		640,494	461,438
Total operating expenses		3,659,915	1,496,174
Finance income (expenses)
Changes in fair value of derivative warrant liabilities (Note 5)		365,926	514,750
Changes in fair value of short-term investments (Note 3)		(572,969)	(71,705)
Foreign exchange gain (loss)		6,262	(4,450)
Other finance expenses		(4,107)	(8,715)
Interest income on deposit		64,649	34,008
Changes in fair value of convertible loans (Note 6)		(50,469)
Total finance income (expenses)		(190,708)	463,888
Loss before taxes		(3,850,623)	(1,032,286)
Tax expenses		(3,960)	(39,335)
Net loss and comprehensive loss		$ (3,854,583)	$ (1,071,621)
Loss per share, basic (in Dollars per share)		$ (3.32)	$ (9.55)
Loss per share, diluted (in Dollars per share)		$ (3.32)	$ (9.55)
Weighted average number of shares for the purposes of basic loss per share (in Shares)	[1]	1,162,097	112,213
Weighted average number of shares for the purposes of diluted loss per share (in Shares)	[1]	1,162,097	112,213

[1]	On December 15, 2025, the Company effected a 1-for-40 reverse split of its issued and outstanding common shares (the “Reverse Split”). Following the Reverse Split, holders of the Company’s common shares received 0.025 of a common share for every one common share held. All share amounts have been retroactively adjusted for all periods presented.